FORM 13F
FORM 13F COVER PAGE

Report for Quarter Ended:  September 30, 2002

Fairport Asset Management, LLC. (Roulston & Company Holdings)
3636 Euclid Avenue, Suite 3000
Cleveland, OH  44115

13F File Number:  028-00370

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Chief Operating Officer
Phone:  216-431-3833
Signature, Place and Date of Signing:

	Kenneth J. Coleman Cleveland, OH  October 29, 2002

Report Type:  13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  103

Form 13F Information Table Value Total(x$1000):  $154,980

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3059    27815 SH       SOLE                    27815
Alcoa Inc.                     COM              013817101     2173   112575 SH       SOLE                   112575
Alcon Inc.                     COM              h01301102      306     7900 SH       SOLE                     7900
Alliant Energy                 COM              018802108      297    15450 SH       SOLE                    15450
Altera Corp.                   COM              021441100      345    39750 SH       SOLE                    39750
American Express Co.           COM              025816109     1501    48150 SH       SOLE                    48150
American International Group   COM              026874107     3203    58548 SH       SOLE                    58548
Anadarko Pete Corp             COM              032511107      830    18625 SH       SOLE                    18625
Analog Devices Inc             COM              032654105      422    21400 SH       SOLE                    21400
Apache Corp.                   COM              037411105     2771    46604 SH       SOLE                    46604
Automatic Data Process         COM              053015103     1410    40550 SH       SOLE                    40550
Avery Dennison Corp.           COM              053611109      410     7200 SH       SOLE                     7200
Avon Products Inc.             COM              054303102     2637    57200 SH       SOLE                    57200
Bank of New York Inc.          COM              064057102     1523    53000 SH       SOLE                    53000
Bard C R Inc                   COM              067383109      361     6600 SH       SOLE                     6600
Baxter Intl. Inc.              COM              071813109     3077   100726 SH       SOLE                   100726
Beckman Coulter Inc            COM              075811109      292     7550 SH       SOLE                     7550
Bed Bath & Beyond              COM              075896100     3246    99675 SH       SOLE                    99675
Boise Cascade                  COM              097383103     1240    54400 SH       SOLE                    54400
Bristol Myers Squibb Company   COM              110122108      701    29450 SH       SOLE                    29450
Capital One Financial          COM              14040h105      301     8625 SH       SOLE                     8625
Cardinal Health Inc.           COM              14149y108     3219    51749 SH       SOLE                    51749
Charter One Financial Inc      COM              160903100      336    11321 SH       SOLE                    11321
ChevronTexaco                  COM              166764100     1212    17504 SH       SOLE                    17504
Chubb Corp.                    COM              171232101      469     8550 SH       SOLE                     8550
Cintas Corp.                   COM              172908105     1590    37925 SH       SOLE                    37925
Cisco Sys Inc Com              COM              17275r102     1854   176890 SH       SOLE                   176890
Citigroup Inc.                 COM              172967101     3067   103451 SH       SOLE                   103451
Coach                          COM              189754104      205     8000 SH       SOLE                     8000
Coca Cola Company              COM              191216100      470     9800 SH       SOLE                     9800
Colgate Palmolive Co.          COM              194162103     1076    19950 SH       SOLE                    19950
Constellation Brands           COM              21036p108      216     9350 SH       SOLE                     9350
DST Systems                    COM              233326107      603    20450 SH       SOLE                    20450
Darden Restaurants             COM              237194105      559    23050 SH       SOLE                    23050
Dell Computer                  COM              247025109     3097   131750 SH       SOLE                   131750
Dominion Resources             COM              25746U109     3113    61357 SH       SOLE                    61357
Dover Corp.                    COM              260003108      499    19650 SH       SOLE                    19650
Duke Energy Corporation        COM              264399106     1764    90225 SH       SOLE                    90225
E.I. Du Pont De Nemours & Co   COM              263534109     2348    65090 SH       SOLE                    65090
EMC Corp. Mass.                COM              268648102      114    25050 SH       SOLE                    25050
El Paso Corp.                  COM              28336l109      748    90474 SH       SOLE                    90474
Emerson Electric               COM              291011104     1762    40105 SH       SOLE                    40105
Express Scripts                COM              302182100     2396    43950 SH       SOLE                    43950
ExxonMobil Corporation         COM              30231g102      931    29174 SH       SOLE                    29174
Federal National Mortgage Asso COM              313586109     2226    37392 SH       SOLE                    37392
Fedex Corp.                    COM              31428x106      777    15525 SH       SOLE                    15525
Fifth Third Bancorp            COM              316773100     1350    22050 SH       SOLE                    22050
First Data Corporation         COM              319963104     1159    41450 SH       SOLE                    41450
Fiserv Inc.                    COM              337738108      231     8225 SH       SOLE                     8225
Forest Labs Inc.               COM              345838106      234     2850 SH       SOLE                     2850
Fortune Brands Inc.            COM              349631101     2135    45150 SH       SOLE                    45150
Freddie Mac                    COM              313400301     2085    37300 SH       SOLE                    37300
Gannett Company Incorporated   COM              364730101      289     4000 SH       SOLE                     4000
General Electric Company       COM              369604103     5621   228032 SH       SOLE                   228032
H&R Block                      COM              093671105     3514    83650 SH       SOLE                    83650
Home Depot                     COM              437076102     1447    55425 SH       SOLE                    55425
Honeywell International Inc.   COM              438516106      423    19526 SH       SOLE                    19526
Household International Corp   COM              441815107      796    28100 SH       SOLE                    28100
Huntington Bancshares Inc      COM              446150104      186    10210 SH       SOLE                    10210
Illinois Tool Works Inc.       COM              452308109      526     9022 SH       SOLE                     9022
Intel Corporation              COM              458140100      504    36290 SH       SOLE                    36290
Intermountain Res. Inc.        COM              458842101       10    10000 SH       SOLE                    10000
International Business         COM              459200101     2289    39205 SH       SOLE                    39205
International Paper Company    COM              460146103     1159    34700 SH       SOLE                    34700
International Rectifier Corp   COM              460254105     1236    79115 SH       SOLE                    79115
Jefferson Pilot Corp.          COM              475070108     1072    26725 SH       SOLE                    26725
Johnson And Johnson            COM              478160104     3904    72191 SH       SOLE                    72191
Jones Apparel Group Inc.       COM              480074103     1128    36750 SH       SOLE                    36750
Kimberly Clark Corp.           COM              494368103     1926    34000 SH       SOLE                    34000
L-3 Communications Holdings    COM              502424104      227     4300 SH       SOLE                     4300
Lab Corp. of America           COM              50540r409      632    18700 SH       SOLE                    18700
Liz Claiborne                  COM              539320101     1495    59900 SH       SOLE                    59900
Lowe's Companies  Inc.         COM              548661107     4343   104900 SH       SOLE                   104900
MBNA Corp.                     COM              55262l100     1027    55875 SH       SOLE                    55875
Marsh & McLennan Cos           COM              571748102     2999    72025 SH       SOLE                    72025
Mattel Inc.                    COM              577081102     1987   110350 SH       SOLE                   110350
Medtronics Inc.                COM              585055106     1335    31700 SH       SOLE                    31700
Mellon Financial Corp.         COM              58551a108     1094    42200 SH       SOLE                    42200
Microchip Technology           COM              595017104      756    36991 SH       SOLE                    36991
National City Corporation      COM              635405103      391    13700 SH       SOLE                    13700
Noble Energy                   COM              655044105      397    11700 SH       SOLE                    11700
OM Group                       COM              670872100     1380    32250 SH       SOLE                    32250
Omnicom Group Inc.             COM              681919106     3104    55750 SH       SOLE                    55750
Pepsico Incorporated           COM              713448108     2473    66925 SH       SOLE                    66925
Pfizer Inc                     COM              717081103     2689    92675 SH       SOLE                    92675
Philips Elect. Nv              COM              500472303      546    37556 SH       SOLE                    37556
Principal Financial Group      COM              74251v102      342    13065 SH       SOLE                    13065
Procter & Gamble Company       COM              742718109     3445    38540 SH       SOLE                    38540
Raytheon                       COM              755111507     1257    42912 SH       SOLE                    42912
Royal Dutch Petroleum          COM              780257804      852    21200 SH       SOLE                    21200
Southwest Airlines             COM              844741108      885    67745 SH       SOLE                    67745
Talbots                        COM              874161102     1933    69025 SH       SOLE                    69025
Target                         COM              87612e106     3607   122175 SH       SOLE                   122175
Teleflex Inc.                  COM              879369106     1753    38450 SH       SOLE                    38450
Tyco Intl Ltd                  COM              902124106     1080    76569 SH       SOLE                    76569
U. S. Bancorp                  COM              902973304      963    51850 SH       SOLE                    51850
Union Pac Corp                 COM              907818108      781    13500 SH       SOLE                    13500
United Parcel SVC              COM              911312106     2332    37300 SH       SOLE                    37300
Verizon Communications         COM              92343v104     2313    84303 SH       SOLE                    84303
Waste Management Inc           COM              94106l109     2590   111050 SH       SOLE                   111050
Watson Pharmaceutical Inc.     COM              942683103      249    10150 SH       SOLE                    10150
Wells Fargo & Co.              COM              949746101     4717    97950 SH       SOLE                    97950
Weyerhaeuser                   COM              962166104     1029    23500 SH       SOLE                    23500